Share-based awards and other equity instruments - Stock options activities (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Options
Beginning balance (in shares)	26,347,149
Granted (in shares)	5,308,986
Exercised (in share)	3,318,061
Canceled (in shares)	2,163,914
Ending balance (in shares)	26,174,160	26,347,149
Exercisable (in shares)	13,954,858
Vested and expected to vest (in shares)	26,174,160
Weighted average exercise price
Beginning balance, Weighted average exercise price (in EUR per share)	€ 3.29
Granted, Weighted average exercise price (in EUR per share)	0.06
Exercised, Weighted average exercise price (in EUR per share)	0.37
Canceled, Weighted average exercise price (in EUR per share)	5.57
Ending balance, Weighted average exercise price (in EUR per share)	2.90	€ 3.29
Exercisable, Weighted average exercise price (in EUR per share)	5.02
Vested and expected to vest, Weighted average exercise price (in EUR per share)	€ 2.90
Outstanding, Remaining contractual term (in years)	11 years	12 years
Exercisable, Remaining contractual term (in years)	15 years
Vested and expected to vest after, Remaining contractual life (in years)	11 years
Outstanding, Aggregate intrinsic value	€ 28,356
Granted, Aggregate intrinsic value
Exercised, Aggregate intrinsic value
Canceled, Aggregate intrinsic value
Outstanding, Aggregate intrinsic value	45,917	€ 28,356
Exercisable, Aggregate intrinsic value	14,844
Vested and expected to vest, Aggregate intrinsic value	€ 45,917